Equity - Dividends paid (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Dividends paid	$ 13,356,947	$ 2,771,287	$ 8,734,351
Ecopetrol S.A.
Equity
Dividends paid	11,622,778	696,387	7,369,498
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	752,530	682,615	959,949
Interconexin Elctrica S.A. ESP
Equity
Dividends paid	572,260	790,532	0
Invercolsa S.A.
Equity
Dividends paid	179,202	150,333	148,941
Oleoducto de los Llanos Orientales S.A. - ODL
Equity
Dividends paid	138,939	147,056	166,589
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	91,238	86,594	89,374
Oleoducto Bicentenario de Colombia S.A.S. - OBC
Equity
Dividends paid	$ 0	$ 217,770	$ 0